Intangible Assets - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Intangible assets	€ 32,158,000	€ 31,928,000
Impairment losses	0
Useful life of intangible assets	0
Industrial Patents and Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Increase in intangible assets due to the acquisition of licenses	4,792,000
Intangible assets	10,087,000	5,085,000
Intangible Fixed Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Increase in intangible assets	2,667,000
Intangible assets	3,147,000	4,073,000
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	€ 9,908,000	€ 11,375,000